DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Note 1 — Description of Business

CarLotz, Inc. and its wholly-owned subsidiaries (collectively, the “Company”) is a used vehicle consignment and automotive retailer company based in Richmond, Virginia. The Company offers an innovative and one-of-a-kind consumer and commercial used vehicle consignment and sales business model, with an online marketplace and ten retail hub locations throughout the United States, including in Florida, Illinois, North Carolina, Texas, Virginia and Washington.

CarLotz, Inc. was formed as a Delaware corporation and commenced operations in 2011.

Subsidiaries are consolidated when the parent is deemed to have control over the subsidiaries’ operations. Investments in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method.

Unless the context otherwise requires, references to "we," "us," "our," and the "Company" refer to Former CarLotz and its consolidated subsidiaries prior to the consummation of the Merger. See Note 23 - Subsequent Events for additional detail on the Acamar Partners Acquisition Corp. Merger.

Subsidiary Operations

CarLotz, Inc. owns 100% of Orange Grove Fleet Solutions, LLC (a Virginia LLC), 100% of Orange Peel Protection Reinsurance Co. Ltd. (a Turks and Caicos Islands, British West Indies company) and 100% of Orange Peel LLC (a Delaware LLC), which owns 100% of Orange Peel Reinsurance, Ltd. (a Turks and Caicos Islands, British West Indies company).

Orange Grove Fleet Solutions, LLC (“Orange Grove”)

Orange Grove is primarily engaged in the leasing of fleet vehicles to commercial customers and was originally established as a joint venture with a third party to expand Orange Grove’s products to the Company’s customer base.

On September 13, 2018, Orange Grove redeemed the 80% membership interest of its majority member (the “redemption”). Prior to the redemption, CarLotz, Inc. had a 20% membership interest in Orange Grove and accounted for its investment using the equity method. As a result of the redemption, CarLotz, Inc. became the sole member of Orange Grove. Accordingly, CarLotz, Inc. accounted for the redemption as a business combination (step-acquisition with no consideration transferred) using the acquisition method of accounting under Accounting Standards Codification (“ASC”) 805 Business Combinations. The net assets acquired and liabilities assumed as of September 13, 2018 were not material. In accordance with ASC 805, the Company remeasured its 20% membership interest in Orange Grove at its acquisition date fair value and used the acquisition date fair value of its remeasured interest in determining the fair value of the consideration transferred when applying the acquisition method of accounting. The result of the remeasurement and application of acquisition method of accounting was an immaterial gain on the transaction that is recorded in Other income (expense) in the consolidated statements of operations. Subsequent to the redemption of the majority member interest, CarLotz, Inc. consolidated Orange Grove.

The results of operations of Orange Grove since September 13, 2018 are included in the Company’s consolidated statements of operations. The revenues and results of operations attributable to Orange Grove for the period from the date of acquisition, September 13, 2018, through December 31, 2018 were immaterial. The impact on the Company’s revenues and net loss for purposes of pro forma statements of operations for the year ended December 31, 2018 were immaterial.

CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

CarLotz, Inc., formerly known as Acamar Partners Acquisition Corp. ("Acamar Partners”) was incorporated in Delaware on November 7, 2018. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

Business Combination

On January 21, 2021 (the “Closing Date”), Acamar Partners consummated the previously announced transactions contemplated by the Agreement and Plan of Merger (the “Merger Agreement”), dated October 21, 2020, by and among Acamar Partners, Acamar Partners Sub, Inc., a wholly-owned subsidiary of Acamar Partners (“Merger Sub”), and CarLotz, Inc., a Delaware corporation (“CarLotz”), as amended by that certain Amendment No. 1, dated December 16, 2020. The Merger Agreement provided for the acquisition of CarLotz by Acamar Partners pursuant to the merger of Merger Sub with and into CarLotz (the “Merger”), with CarLotz continuing as the surviving entity and such that CarLotz is a wholly owned subsidiary of Acamar Partners.

The “Company” refers to the combined company following the Merger, together with its subsidiaries, and to Acamar Partners prior to the closing of the Merger. “Acamar Partners” refers to the Company prior to the closing of the Merger and “CarLotz” refers to CarLotz, Inc., prior to the Merger

In connection with the closing of the Merger (the “Closing”), Acamar Partners changed its name to CarLotz, Inc.

The Merger will be accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, Acamar Partners will be treated as the “acquired” company for accounting purposes and the business combination will be treated as the equivalent of CarLotz issuing stock for the net assets of Acamar Partners, accompanied by a recapitalization. The net assets of Acamar Partners will be stated at historical cost, with no goodwill or other intangible assets recorded.

In connection with the Closing, 2,493 shares of Acamar Partners Class A common stock were redeemed.

The aggregate consideration paid in the Merger consisted of (i) $33.0 million in cash paid to CarLotz equityholders; (ii) $37.0 million in cash paid to the holder of CarLotz’ preferred stock as liquidation preference amount and (iii) $680.0 million paid to CarLotz equityholders in newly issued shares of the Company’s common stock at a price of $10.00 per share (the “Stock Merger Consideration”). In addition, certain options held by CarLotz’ employees, officers and directors were exchanged for 5,532,881 new options of the Company’s common stock, in a value neutral basis. The Company’s obligations’ under such new options are initially hedged by keeping 5,080,181 shares of the Stock Merger Consideration, equivalent to such new options’ intrinsic value, assuming a price per share of the Company’s common stock of $10.00 and calculated on a net share settled basis, as treasury stock. CarLotz’ stock and option holders may also receive up to 7.5 million additional shares of the Company’s common stock as contingent consideration if certain share price triggers are met.

The total number of shares of the Company’s common stock issued at Closing in connection with the Merger was 68,001,365, which was comprised of 62,921,184 shares issued to CarLotz’ stockholders and 5,080,181 shares reserved as treasury stock. Immediately following the Merger, there were 113,615,343 shares of the Company’s common stock outstanding, warrants to purchase 16,260,084 shares of the Company’s common stock and 5,532,881 options to purchase shares of the Company’s common stock.

In connection with the Merger, pursuant to subscription agreements dated October 21, 2020 (the “Subscription Agreements”) by and between Acamar Partners and certain strategic and accredited investors (the “Subscribers”), with respect to a private placement of common stock, the Company issued and sold to the Subscribers 12.5 million shares of common stock (the “PIPE Shares”) at a price per share of $10.00 (the “PIPE Investment”). The PIPE Investment was conditioned on all conditions set forth in the Merger Agreement having been satisfied or waived and other customary closing conditions. The proceeds from the PIPE Investment and the cash from the Acamar Partners trust account (after redemptions, the payment of certain expenses incurred in connection with the Merger and related transactions, and the payment of the cash consideration and liquidation preference amounts) will be used for general corporate purposes, which may include repayment of indebtedness.

Business Prior to the Business Combination

All activity through December 31, 2020 related to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination, and activities in connection with the proposed acquisition of CarLotz.

The registration statement for the Company’s Initial Public Offering was declared effective on February 21, 2019. On February 26, 2019, the Company consummated the Initial Public Offering of 30,000,000 units (“Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of  $300,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 6,000,000 warrants (the “Private Placement Warrants”) at a price of $1.50  per Private Placement Warrant in a private placement to the Sponsor, generating gross proceeds of $9,000,000, which is described in Note 4.

Following the closing of the Initial Public Offering on February 26, 2019, an amount of $300,000,000  ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) which was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the Closing Date.

On April 9, 2019, in connection with the underwriters’ election to partially exercise their option to purchase additional Units, the Company sold an additional 557,322 Units at $10.00 per Unit and sold an additional 74,310 Private Placement Warrants at $1.50 per Private Placement Warrant, generating total gross proceeds of $5,684,685. Following such closing, an additional $5,573,220 of net proceeds ($10.00 per Unit) was deposited in the Trust Account, resulting in $305,573,220  ($10.00 per Unit) held in aggregate deposited into the Trust Account.

Offering costs amounted to $17,437,018, consisting of $6,111,465 of underwriting fees, $10,695,063 of deferred underwriting fees and $630,490 of other offering costs.

In connection with the Company's assessment of going concern considerations in accordance with Financial Accounting Standard Board's Accounting Standards Update ("ASU") 2014-15, "Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern," the Company had until February 26, 2021 to consummate one or more business combinations, meeting certain conditions, or else it would cease all operations except for the purpose of liquidating. The Company closed a qualified business combination on January 21, 2021. Management had initially determined that the mandatory liquidation, should a business combination not occur, and potential subsequent dissolution raised substantial doubt about the Company's ability to continue as a going concern. Given that the Company underwent the business combination on January 21, 2021, the conditions raising substantial doubt concerning the Company's ability to continue as a going concern have been alleviated.